UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
CONSUMER DISCRETIONARY — 20.6%
Comcast, Cl A	55,418	$4,179,625
Delphi Automotive	35,890	2,514,454
Marriott International, Cl A	35,030	2,963,538
McDonald’s	15,460	1,894,932
Penske Automotive Group	49,230	2,676,143
Six Flags Entertainment	47,790	2,847,328
Twenty-First Century Fox, Cl A	99,110	3,110,072

		20,186,092

CONSUMER STAPLES — 6.9%
Archer-Daniels-Midland	54,170	2,397,564
Kimberly-Clark	16,296	1,973,934
Marine Harvest ADR	138,485	2,447,030

		6,818,528

ENERGY — 1.9%
Tesoro	23,080	1,866,018

FINANCIALS — 9.7%
Arthur J Gallagher	37,410	2,013,780
Bank of NT Butterfield & Son	45,220	1,487,286
CME Group, Cl A	23,820	2,884,126
JPMorgan Chase	36,510	3,089,841

		9,475,033

HEALTH CARE — 8.0%
Gilead Sciences	36,380	2,635,731
Quest Diagnostics	33,249	3,056,248
UnitedHealth Group	13,180	2,136,478

		7,828,457

INDUSTRIALS — 18.3%
Delta Air Lines	42,020	1,985,025
FedEx	10,380	1,962,962
General Electric	88,190	2,619,243
Lockheed Martin	9,973	2,506,514
Macquarie Infrastructure	34,149	2,560,834
Nielsen Holdings	33,970	1,389,713
United Parcel Service, Cl B	17,020	1,857,392

1

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Watsco	20,330	$3,105,204

		17,986,887

INFORMATION TECHNOLOGY — 18.6%
Cisco Systems	106,525	3,272,448
Intel	63,910	2,353,166
Jack Henry & Associates	35,962	3,228,668
Microchip Technology	23,090	1,555,112
Microsoft	83,088	5,371,639
Western Digital	30,770	2,453,292

		18,234,325

MATERIALS — 10.1%
Dow Chemical	53,498	3,190,086
International Paper	25,660	1,452,356
LyondellBasell Industries, Cl A	22,060	2,057,536
Orion Engineered Carbons	86,455	1,785,296
Scotts Miracle-Gro, Cl A	14,960	1,375,871

		9,861,145

REAL ESTATE — 2.9%
Community Healthcare Trust REIT	28,025	604,499
Crown Castle International REIT	26,009	2,284,371

		2,888,870

TOTAL COMMON STOCK (Cost $80,088,880)		95,145,355

TOTAL INVESTMENTS — 97.0% (Cost $80,088,880)†		$95,145,355

Percentages are based on Net Assets of $98,103,199.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $80,088,880, and the unrealized appreciation and depreciation were $15,604,017 and $(547,542), respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

2

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2017 (Unaudited)

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-0800

3

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK— 96.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 18.3%
Amazon.com*	4,494	$3,700,719
Charter Communications, Cl A*	7,159	2,319,158
Delphi Automotive	24,940	1,747,296
Marriott International, Cl A	32,490	2,748,654
McDonald’s	19,835	2,431,176
Newell Brands	45,760	2,165,821
Priceline Group*	1,062	1,672,788
Ralph Lauren, Cl A	9,020	797,639
Twenty-First Century Fox, Cl A	58,435	1,833,690
Walt Disney	22,220	2,458,643

		21,875,584

CONSUMER STAPLES — 2.4%
Constellation Brands, Cl A	11,630	1,741,709
Monster Beverage*	25,450	1,084,170

		2,825,879

ENERGY — 2.2%
Halliburton	24,870	1,406,896
Valero Energy	18,210	1,197,490

		2,604,386

FINANCIALS — 5.7%
Charles Schwab	29,220	1,205,033
CME Group, Cl A	14,480	1,753,238
S&P Global	15,560	1,870,001
Synchrony Financial	54,060	1,936,429

		6,764,701

HEALTH CARE — 17.5%
Abbott Laboratories	59,600	2,489,492
Biogen*	4,303	1,192,964
Bristol-Myers Squibb	23,995	1,179,594
Celgene*	26,370	3,062,875
Cooper	9,605	1,773,179
Danaher	26,490	2,223,041
Gilead Sciences	24,420	1,769,229
Jazz Pharmaceuticals*	18,871	2,300,753
STERIS	33,620	2,381,304

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
UnitedHealth Group	15,330	$2,484,993

		20,857,424

INDUSTRIALS — 9.8%
AMETEK	44,240	2,260,664
General Electric	50,430	1,497,771
Nielsen Holdings	36,380	1,488,306
Union Pacific	25,490	2,716,724
United Continental Holdings*	28,430	2,003,462
United Parcel Service, Cl B	15,440	1,684,967

		11,651,894

INFORMATION TECHNOLOGY — 35.6%
Adobe Systems*	19,150	2,171,227
Alphabet, Cl A*	3,835	3,145,429
Alphabet, Cl C*	3,845	3,063,657
Apple	43,916	5,329,207
Applied Materials	53,130	1,819,702
Broadcom	11,035	2,201,483
Facebook, Cl A*	32,450	4,228,884
Intel	45,650	1,680,833
MasterCard, Cl A	18,590	1,976,675
Microsoft	54,680	3,535,062
Palo Alto Networks*	9,800	1,446,088
PayPal Holdings*	41,750	1,660,815
salesforce.com inc*	47,730	3,775,443
ServiceNow*	30,240	2,740,349
Visa, Cl A	44,940	3,716,987

		42,491,841

MATERIALS — 4.7%
Celanese, Cl A	31,330	2,644,252
Dow Chemical	50,020	2,982,693

		5,626,945

TOTAL COMMON STOCK (Cost $86,003,682)		114,698,654

TOTAL INVESTMENTS — 96.2% (Cost $86,003,682)†		$114,698,654

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2017 (Unaudited)

Percentages are based on Net Assets of $119,210,057.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $86,003,682, and the unrealized appreciation and depreciation were $30,755,638 and $(2,060,666), respectively.

Cl —  Class

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

WCM-QH-001-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017